CONTRACT LIABILITIES	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

As of September 30, 2024, 2023, and 2022, the contract liabilities balance was ¥153,477 thousand, ¥78,170 thousand, and ¥30,255 thousand, respectively.

Significant changes in the contract liabilities balances during the fiscal years ended September 30, 2024 and 2023 were as follows (in thousands):

	For the Fiscal Years Ended September 30,
	2024	2023
Beginning Balance	¥78,170	¥30,255
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(19,921)	(12,359)
Cash received in advance and not recognized as revenue	95,228	60,274
Net change in contract liabilities	75,307	47,915
Ending Balance	¥153,477	¥78,170